SHAREHOLDER LETTER

Dear Shareholder:

We welcome new shareholders and are pleased to bring you this inaugural report for Franklin Global Trust covering the period from inception on December 29, 2000, through January 31, 2001. Comprising the Trust are Franklin Global Aggressive Growth Fund, which has a portfolio targeting fast-growing companies from around the world of varying size in core growth industries, and Franklin Global Growth Fund, with a portfolio focused primarily on established global market leaders. On the following pages, you will find reports specific to each Fund in the Trust. In the meantime, we take this opportunity to welcome you and outline the Fund managers' investment strategies.

Fiduciary International, Inc., which is part of Fiduciary Trust Company International (FTCI), is the Funds' sub-advisor. FTCI has managed investments for individuals and institutions for more than seven decades and has extensive experience navigating global markets. Their time tested approach combines in-depth knowledge of global markets, a skilled investment team and a disciplined investment process designed to seek superior long-term results. Franklin Templeton is joining with FTCI since their knowledge of the complexities of the global marketplace makes them an excellent partner.

CONTENTS


Shareholder Letter .....................................................    1

Fund Reports

Franklin Global
Aggressive Growth Fund .................................................    4

Franklin Global
Growth Fund ............................................................   10

Financial Highlights and
Statements of Investments ..............................................   16

Financial Statements ...................................................   31

Notes to
Financial Statements ...................................................   35


FUND CATEGORY
[PYRAMID GRAPHIC]

"The managers employ this dynamic investment process, leveraging top-down and bottom-up analysis for increased opportunity."

A DISCIPLINED INVESTMENT PROCESS

The management team adheres to a disciplined investment approach that integrates top-down, macroeconomic analysis to identify regions throughout the world that may offer exceptional growth potential and bottom-up, fundamental company research to identify the best growth opportunities within those regions. The managers employ this dynamic investment process, leveraging top-down and bottom-up analysis for increased opportunity. The portfolios are constructed by assessing regions, countries and currencies on a top-down basis by evaluating macroeconomic conditions. Managers then identify worldwide and thematic changes to uncover investment opportunities. Finally, the Funds' managers evaluate individual growth stocks within the identified sectors and themes based on bottom-up, fundamental analysis. Conducting research along company, country and industry lines allows shareholders to benefit from a cross-assessment of every security to be purchased by the Funds.

Franklin Global Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located around the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential. The Fund offers investors exposure to a worldwide blend of small, medium and large companies having what we believe is excellent growth potential. The managers focus on fast-growing, innovative businesses in core growth industries, such as technology, health care, consumer products and consumer services.

Franklin Global Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of large- and mid-capitalization growth companies worldwide. The Fund offers investors global diversification from a portfolio of established companies with what we believe are strong growth prospects. The managers focus on industry leaders with solid managements, sustainable competitive advantages and products and services in high demand.

Thank you for choosing Franklin Templeton Investments. We welcome your comments and suggestions and look forward to serving your investment needs in the years to come.

Sincerely,


/s/ Rupert H. Johnson, Jr.
--------------------------
Rupert H. Johnson, Jr.
President
Franklin Global Trust

FRANKLIN GLOBAL AGGRESSIVE
GROWTH FUND

GEOGRAPHIC DISTRIBUTION
Franklin Global Aggressive Growth Fund
Based on Total Net Assets
1/31/01


[PIE CHART]

North America                                                             20.5%
Europe                                                                    11.8%
Asia                                                                       1.8%
Mid-East/Africa                                                            0.6%
Short-Term Investments & Other Net Assets                                 65.3%


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Global Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in securities of companies located around the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential.
--------------------------------------------------------------------------------

It is a pleasure to bring you Franklin Global Aggressive Growth Fund's inaugural semiannual report, covering the period since the Fund's inception on December 29, 2000, through January 31, 2001. During this time, many global economies showed signs of significant weakness, as the series of interest rate increases enacted by the world's central banks in 1999 and 2000 began to take hold. In the U.S., consumer confidence fell sharply in January, and the closely watched National Association of Purchasing Managers Index, a broad indicator of the manufacturing sector's health, fell to a level not seen since March 1991. In Asia, Japan remained mired in its economic malaise, as the country's ballooning public debt, banking problems and sluggish consumer consumption held down the economy. Emerging countries' economic growth was negatively impacted, as Latin American exports to the U.S. and Asian technology exports around the world slowed. Europe was the world's economic bright spot, with most economies expanding and growth projected to outpace that of the U.S. in 2001.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 20.

Due to U.S. and global economic weakness, the Federal Reserve Board (the Fed) aggressively cut short-term interest rates by lowering the federal funds target rate 100 basis points (1.0%), the largest one-month drop during Alan Greenspan's tenure.

World equity markets seemed to begin recovering in January following a difficult 2000, when many growth stocks fell precipitously. In the U.S., the Nasdaq Composite Index, composed largely of technology, telecommunications and other growth stocks, posted a 12.25% return for the month, the first positive monthly performance since August 2000. Many markets in Europe, Asia and Latin America also performed well for the month, with Japan being a notable exception. Within this environment, Franklin Global Aggressive Growth Fund - Class A posted a +1.20% cumulative total return, as shown in the Performance Summary beginning on page 8. The Fund's benchmark, the Morgan Stanley Capital International (MSCI(R)) World Index, returned 1.94% for the same abbreviated period.(1)

As you may know, Franklin Global Aggressive Growth Fund seeks to invest in underpriced, quality growth companies. The Fund combines a top-down approach to regional allocation, driven by fundamental economic analysis and research, with a dynamic, bottom-up stock selection and valuation process focused on identifying individual growth companies, dominant in their markets or regions. The Fund will pursue more aggressive investment opportunities that include small- and mid-cap stocks around the world.

We felt the beginning of 2001 was a particularly opportune time to purchase growth stocks, as we were able to invest in high


TOP 10 INDUSTRIES
Franklin Global Aggressive
Growth Fund
1/31/01

                                                                    % OF TOTAL
                                                                    NET ASSETS
--------------------------------------------------------------------------------
Software                                                               3.9%

Diversified Financials                                                 2.6%

Electronic Equipment
& Instruments                                                          2.3%

Insurance                                                              2.3%

Commercial Services
& Supplies                                                             1.7%

Communications Equipment                                               1.7%

Media                                                                  1.6%

Semiconductor Equipment
& Products                                                             1.5%

Biotechnology                                                          1.4%

Banks                                                                  1.2%

1. Source: Standard and Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market(R). The index is market-value weighted and includes more than 4,000 companies. The MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock performance. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 HOLDINGS

Franklin Global Aggressive
Growth Fund
1/31/01

COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Baltimore Technologies PLC                                               1.0%
Software, U.K.

Enron Corp.                                                              1.0%
Multi-Utilities, U.S.

Vesta Wind Systems AS                                                    1.0%
Electrical Equipment,
Denmark

Costco Wholesale Corp.                                                   0.9%
Multiline Retail, U.S.

Altran Technologies SA                                                   0.9%
IT Consulting & Services,
France

Qiagen NV                                                                0.9%
Biotechnology, Netherlands

Kudelski SA                                                              0.9%
Household Durables,
Switzerland

Aixtron AG                                                               0.9%
Semiconductor Equipment &
Products, Germany

Ergo Versicherungsgruppe AG                                              0.9%
Insurance, Germany

Siebel Systems Inc.                                                      0.8%
Software, U.S.

growth names at much better prices than several months earlier. We sought to take advantage of this environment, adding many small- and mid-cap companies. On January 31, 2001, in Europe, we were most heavily weighted in small-cap names, with approximately 40% of our European exposure allocated toward small- and mid-cap stocks. Approximately 20% of our North American holdings were in small- and mid-cap names. In the Pacific region, we remained focused on large caps, as we saw few opportunities in smaller companies there. Major holdings at period-end included U.K.-based information security products and services provider Baltimore Technology; U.S. discount membership warehouse operator Costco; and U.S. energy and communications company Enron.

Expecting continued problems in Japan and the emerging markets, we reduced our positions in those areas, and increased our European weighting. Although European growth is moderating, it is slowing from a 3.0%-3.5% rate rather than the 5% rate in the U.S. Additionally, European consumer confidence remains high, and tax cuts benefiting consumers and businesses will take place for the first time in seven years.

Looking forward, we expect to see reductions in economic growth estimates and corporate earnings expectations, as the impact of slower U.S. economic growth becomes increasingly apparent. Although we do not expect a U.S. economic recession, it is becoming clear to us that a profits recession is more likely than not. For the calendar year, we expect worldwide growth to be 2.0%-2.5%, with the best growth seen in Europe, while the emerging markets and Japan remain the most vulnerable economies. A stronger euro versus the U.S. dollar will also make European assets more attractive to U.S.-dollar based investors. While the first quarter most likely will be a painful period for investors, lower U.S. interest rates, expected seasonal decline in oil prices and possible tax cuts should set the stage for a more secure economic environment and better equity returns in the second half of the year.


Portfolio Management Team
Franklin Global Aggressive Growth Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of January 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN GLOBAL
AGGRESSIVE GROWTH FUND


PERFORMANCE SUMMARY AS OF 1/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. After 7/31/02, the manager and administrator may end this arrangement at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------

PRICE INFORMATION

CLASS A                        CHANGE         1/31/01         12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.12         $10.12           $10.00

CLASS B                        CHANGE         1/31/01         12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.12         $10.12           $10.00

CLASS C                        CHANGE         1/31/01         12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)         +$0.12         $10.12           $10.00


ADVISOR CLASS                  CHANGE         1/31/01         12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.12         $10.12           $10.00


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

PERFORMANCE

                                                                   INCEPTION
CLASS A                                                           (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                           +1.20%

Aggregate Total Return(2)                                            -4.62%

Value of $10,000 Investment(3)                                       $9,538


                                                                   INCEPTION
CLASS B                                                           (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                           +1.20%

Aggregate Total Return(2)                                            -2.80%

Value of $10,000 Investment(3)                                       $9,720


                                                                   INCEPTION
CLASS C                                                           (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                          +1.20%

Aggregate Total Return(2)                                           -0.79%

Value of $10,000 Investment(3)                                      $9,921


                                                                  INCEPTION
ADVISOR CLASS                                                    (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                         +1.20%

Aggregate Total Return(2)                                          +1.20%

Value of $10,000 Investment(3)                                    $10,120

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Aggregate total return represents the change in value of an investment over the period indicated and includes the applicable, maximum sales charge(s) for that class. Since the Fund has existed for less than one year, average annual total return is not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.                            9

FRANKLIN GLOBAL GROWTH FUND


GEOGRAPHIC DISTRIBUTION
Franklin Global Growth Fund
Based on Total Assets
1/31/01

[PIE CHART]

North America                                                             53.8%
Europe                                                                    26.0%
Asia                                                                      10.9%
Latin America                                                              1.6%
Australia                                                                  0.5
Short-Term Investments & Other Net Assets                                  7.2%


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Global Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of large- and mid-cap growth companies located throughout the world.
--------------------------------------------------------------------------------

We are pleased to bring you this initial report for Franklin Global Growth Fund, which covers the period from the Fund's inception on December 29, 2000, through January 31, 2001. During 2000, inflation became a significant concern in the U.S., and the Federal Reserve Board (the Fed) reacted with several interest rate increases in the first half of the year. Slowing domestic economic growth ensued. The technology sector was especially hard hit, and corporate earnings expectations began to be revised downward, with most occurring in fourth quarter 2000. As U.S. technology, telecommunications and consumer cyclical companies began to disappoint during 2000, comparable companies elsewhere in the world also declined.

By late 2000, U.S. and global economic weakness led the Fed to change course in December and signal an end to their tightening bias. In January 2001, the Fed aggressively cut rates in response to such weakness, and world equity markets seemed

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 27.

to begin to recover somewhat. In the U.S., the Standard & Poor's 500(R) (S&P 500(R)) Composite Index and Nasdaq Composite Index increased 3.55% and 12.25% from December 31, 2000, through January 31, 2001. Many foreign stock markets also rose in January. The Morgan Stanley Capital International (MSCI) All Country World (excluding U.S.) Index, which measures global equity markets outside the U.S., was up 1.58%. Within this environment, Franklin Global Growth Fund - Class A posted a +0.20% cumulative total return, as shown in the Performance Summary beginning on page 14. The Fund's benchmark, the MSCI World Index, returned 1.94% for the same period.(1)

Franklin Global Growth Fund attempts to create a diversified equity portfolio, emphasizing growth regions around the world. The Fund invests in underpriced, solid, growth companies of varying size within these regions. We combine a top-down approach to regional allocation, driven by fundamental economic analysis and research, with a dynamic, bottom-up stock selection and valuation process focused on identifying growth companies dominant in their respective markets or regions.

We believe early 2001 represented an opportune time to launch a growth-oriented portfolio, as we were able to invest in high-growth companies at much better prices than we could have


TOP 10 INDUSTRIES
Franklin Global Growth Fund
1/31/01

                                                                   % OF TOTAL
                                                                   NET ASSETS
--------------------------------------------------------------------------------
Pharmaceuticals                                                      11.9%

Communications Equipment                                              9.7%

Insurance                                                             7.6%

Diversified Financials                                                7.6%

Banks                                                                 7.2%

Media                                                                 5.6%

Energy Equipment & Services                                           4.0%

Industrial Conglomerates                                              3.7%

Electronic Equipment
& Instruments                                                         3.2%

Software                                                              3.1%

1. Source: Standard and Poor's Micropal. The Standard & Poor's 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap, U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest, U.S. publicly traded companies. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market. The index is market-value weighted and includes more than 4,000 companies. The MSCI All Country World (ex. U.S.) Index measures equity securities available to foreign (non-local) investors in the developed and emerging markets globally, excluding the U.S. Securities included in the index are weighted according to their market capitalization. The MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock performance. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 HOLDINGS
Franklin Global Growth Fund
1/31/01

COMPANY                                                           % OF TOTAL
INDUSTRY, COUNTRY                                                 NET ASSETS
--------------------------------------------------------------------------------
American International
Group Inc.                                                           2.7%
Insurance, U.S.

Nortel Networks Corp.                                                2.3%
Communications Equipment,
Canada

EMC Corp.                                                            2.3%
Computers & Peripherals,
U.S.

St. Paul Cos. Inc.                                                   2.2%
Insurance, U.S.

Pfizer Inc.                                                          2.2%
Pharmaceuticals, U.S.

JP Morgan Chase & Co.                                                2.1%
Diversified Financials, U.S.

JDS Uniphase Corp.                                                   2.1%
Communications Equipment,
U.S.

Tyco International Ltd.                                              2.1%
Industrial Conglomerates,
Bermuda

Merck & Co. Inc.                                                     2.1%
Pharmaceuticals, U.S.

Alcatel SA                                                           2.0%
Communications Equipment,
France


several months earlier. Although it is too early to comment in detail on the Fund's performance, we witnessed a reversal in many trends that dominated 2000. This reversal provided what we believe are many growth-oriented opportunities, and technology and telecommunications stocks, which were battered last year, rebounded strongly. Meanwhile, more defensive industries, such as health care and utilities, suffered during early 2001.

In our opinion, the most vulnerable economies continue to be emerging markets and Japan. Latin American emerging markets remain heavily dependent on the U.S., particularly for raw materials exports, while those in Asia rely on technology exports around the world. In Europe, although growth is slowing, consumer confidence remains high, and tax cuts benefiting consumers and businesses will take place for the first time in seven years. A stronger euro versus the U.S. dollar should also increase the attractiveness of European assets to U.S.-dollar based investors. We have therefore continued to reduce our exposure to Japan and emerging markets, while increasing our European weighting.

Looking forward, we expect to see further reductions in global economic growth estimates and earnings expectations, as the impact of slower U.S. economic growth becomes increasingly apparent. In the U.S., we do not expect a recession; however, following weak fourth quarter 2000 results and pre-announcements of weak first quarter 2001 results, investors' focus and concern about corporate profits will likely continue. We anticipate that early 2001 may be a painful period for investors, but we believe lower U.S. interest rates, expected seasonal oil price declines and possible tax cuts should set the stage for a more secure domestic economic environment and positive equity returns in the second half of the year.



Portfolio Management Team
Franklin Global Growth Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of January 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN GLOBAL
GROWTH FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*THE FUND'S MANAGER HAS AGREED IN ADVANCE TO WAIVE A PORTION OF ITS MANAGEMENT FEES. IF THE MANAGER HAD NOT TAKEN THIS ACTION, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. AFTER 7/31/02, THE MANAGER AND ADMINISTRATOR MAY END THIS ARRANGEMENT AT ANY TIME, UPON NOTICE TO THE FUND'S BOARD OF TRUSTEES.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 1/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE INFORMATION


CLASS A                        CHANGE         1/31/01        12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.02         $10.02          $10.00

CLASS B                        CHANGE         1/31/01        12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.01         $10.01          $10.00

CLASS C                        CHANGE         1/31/01        12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.01         $10.01          $10.00

ADVISOR CLASS                  CHANGE         1/31/01        12/29/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)          +$0.02         $10.02          $10.00


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

PERFORMANCE


                                                                  INCEPTION
CLASS A                                                          (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                         +0.20%

Aggregate Total Return(2)                                          -5.56%

Value of $10,000 Investment(3)                                     $9,444

                                                                  INCEPTION
CLASS B                                                          (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                          +0.10%

Aggregate Total Return(2)                                           -3.90%

Value of $10,000 Investment(3)                                      $9,610

                                                                  INCEPTION
CLASS C                                                          (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                          +0.10%

Aggregate Total Return(2)                                           -1.88%

Value of $10,000 Investment(3)                                      $9,812


                                                                  INCEPTION
ADVISOR CLASS                                                    (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                          +0.20%

Aggregate Total Return(2)                                           +0.20%

Value of $10,000 Investment(3)                                     $10,020

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Aggregate total return represents the change in value of an investment over the period indicated and includes the applicable, maximum sales charge(s) for that class. Since the Fund has existed for less than one year, average annual total return is not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.                          15

FRANKLIN GLOBAL TRUST
Financial Highlights

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

                                                                           CLASS A
                                                                       -----------------
                                                                         PERIOD ENDED
                                                                       JANUARY 31, 2001+
                                                                          (UNAUDITED)
                                                                       -----------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period ...............................        $10.00
                                                                       -----------------
Income from investment operations:
 Net investment income .............................................           .02
 Net realized and unrealized gains .................................           .10
                                                                       -----------------
Total from investment operations ...................................           .12
                                                                       -----------------
Net asset value, end of period .....................................        $10.12
                                                                       =================
Total Return** .....................................................          1.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................................        $1,653
Ratios to average net assets:
 Expenses ..........................................................          1.72%*
 Expenses, excluding waiver and payments by affiliate ..............         21.38%*
 Net investment income .............................................          2.74%*
Portfolio turnover rate ............................................           .00%

*   Annualized.

**  Total return does not reflect sales commissions and is not annualized.

+   For the period December 29, 2000 (effective date) to January 31, 2001.

++  Based on average weighted shares outstanding.

FRANKLIN GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                        CLASS B
                                                                   -----------------
                                                                     PERIOD ENDED
                                                                   JANUARY 31, 2001+
                                                                      (UNAUDITED)
                                                                   -----------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period ..........................         $10.00
                                                                   -----------------
Income from investment operations:
 Net investment income ........................................            .03
 Net realized and unrealized gains ............................            .09
                                                                   -----------------
Total from investment operations ..............................            .12
                                                                   -----------------
Net asset value, end of period ................................         $10.12
                                                                   =================
Total Return** ................................................           1.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................           $261
Ratios to average net assets:
 Expenses .....................................................           1.41%*
 Expenses, excluding waiver and payments by affiliate .........          21.08%*
 Net investment income ........................................           3.17%*
Portfolio turnover rate .......................................            .00%


*   Annualized.

** Total return does not reflect the contingent deferred sales charge and is not annualized.

+   For the period December 29, 2000 (effective date) to January 31, 2001.

++  Based on average weighted shares outstanding.

FRANKLIN GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                             CLASS C
                                                                        -----------------
                                                                          PERIOD ENDED
                                                                        JANUARY 31, 2001+
                                                                           (UNAUDITED)
                                                                        -----------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period .................................      $10.00
                                                                        -----------------
Income from investment operations:
 Net investment income ...............................................         .03
 Net realized and unrealized gains ...................................         .09
                                                                        -----------------
Total from investment operations .....................................         .12
                                                                        -----------------
Net asset value, end of period .......................................      $10.12
                                                                        =================
Total Return** .......................................................        1.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................................        $279
Ratios to average net assets:
 Expenses ............................................................        1.48%*
 Expenses, excluding waiver and payments by affiliate ................       21.15%*
 Net investment income ...............................................        3.11%*
Portfolio turnover rate ..............................................         .00%


*   Annualized.

** Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.

+   For the period December 29, 2000 (effective date) to January 31, 2001.

++  Based on average weighted shares outstanding.

FRANKLIN GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                       ADVISOR CLASS
                                                                     -----------------
                                                                        PERIOD ENDED
                                                                     JANUARY 31, 2001+
                                                                          (UNAUDITED)
                                                                     -----------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period ................................       $10.00
Income from investment operations:                                        ----------
 Net investment income ..............................................          .03
 Net realized and unrealized gains ..................................          .09
                                                                          ----------
Total from investment operations ....................................          .12
                                                                          ----------
Net asset value, end of period ......................................       $10.12
                                                                          ==========
Total Return** ......................................................         1.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................................         $263
Ratios to average net assets:
 Expenses ...........................................................         1.37%*
 Expenses, excluding waiver and payments by affiliate ...............        21.04%*
 Net investment income ..............................................         3.21%*
Portfolio turnover rate .............................................          .00%


*   Annualized.

**  Total return is not annualized.

+   For the period December 29, 2000 (effective date) to January 31, 2001.

++  Based on average weighted shares outstanding.


                     SEE NOTES TO FINANCIAL STATEMENTS.                      19

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED)

    FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                  COUNTRY          SHARES        VALUE
    -------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 34.7%
    AEROSPACE & DEFENSE .6%
    United Technologies Corp. .......................................     United States        200       $ 14,996
                                                                                                         --------
    AIR FREIGHT & COURIERS 1.0%
    Exel PLC ........................................................    United Kingdom        500          7,057
    United Parcel Service Inc., B ...................................     United States        300         18,570
                                                                                                         --------
                                                                                                           25,627
    BANKS 1.2%                                                                                           --------
    Skandinaviska Enskilda Banken, A ................................        Sweden          1,200         14,983
    Unicredito Italiano SpA .........................................         Italy          3,000         15,651
                                                                                                         --------
                                                                                                           30,634
                                                                                                         --------

  * BIOTECHNOLOGY  1.4%
    Qiagen NV .......................................................      Netherlands         675         22,315
    Tanox Inc. ......................................................     United States        300         10,894
                                                                                                         --------
                                                                                                           33,209
                                                                                                         --------
    COMMERCIAL SERVICES & SUPPLIES 1.7%
  * BARRA Inc. ......................................................     United States        250         12,281
  * Corinthian Colleges Inc. ........................................     United States        400         15,875
    Jack Henry & Associates Inc. ....................................     United States        300         13,688
                                                                                                         --------
                                                                                                           41,844
                                                                                                         --------
    COMMUNICATIONS EQUIPMENT 1.7%
    Alcatel SA ......................................................        France            230         13,635
  * Cisco Systems Inc. ..............................................     United States        300         11,231
  * JDS Uniphase Corp. ..............................................     United States        300         16,444
                                                                                                         --------
                                                                                                           41,310
                                                                                                         --------

  * COMPUTERS & PERIPHERALS .6%
    EMC Corp. .......................................................     United States        200         15,198
                                                                                                         --------
    DIVERSIFIED FINANCIALS 2.6%
    Citigroup Inc. ..................................................     United States        300         16,791
    Hutchison Whampoa Ltd. ..........................................       Hong Kong        1,000         13,143
    JP Morgan Chase & Co. ...........................................     United States        300         16,497
    Morgan Stanley Dean Witter & Co. ................................     United States        200         16,950
                                                                                                         --------
                                                                                                           63,381
                                                                                                         --------

    ELECTRICAL EQUIPMENT 1.0%
    Vesta Wind Systems AS ...........................................        Denmark           390         23,716
                                                                                                         --------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.3%
  * COR AG Insurance Technologies ...................................        Germany           700         17,901
  * Flextronics International Ltd. ..................................       Singapore          500         19,063
  * Pemstar Inc. ....................................................     United States        800         10,250
    Tandberg ASA ....................................................        Norway            765          9,867
                                                                                                         --------
                                                                                                           57,081
                                                                                                         --------
    ENERGY EQUIPMENT & SERVICES .3%
    Coflexip SA .....................................................        France             60          8,643
                                                                                                         --------

    FRANKLIN GLOBAL TRUST
    STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)

    FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                   COUNTRY          SHARES       VALUE
    --------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FOOD & DRUG RETAILING 1.0%
    CVS Corp. .......................................................     United States        300       $ 17,760
    Tesco PLC .......................................................    United Kingdom      2,000          7,035
                                                                                                         --------
                                                                                                           24,795
                                                                                                         --------

    GAS UTILITIES .8%
    El Paso Energy Corp. ............................................     United States        300         18,870
                                                                                                         --------

    HEALTH CARE EQUIPMENT & SUPPLIES .7%
    Medtronic Inc. ..................................................     United States        300         16,200
                                                                                                         --------

(*) HEALTH CARE PROVIDERS & SERVICES .3%
    Health Management Associates Inc., A ............................     United States        400          6,452
                                                                                                         --------

(*) HOUSEHOLD DURABLES .9%
    Kudelski SA .....................................................      Switzerland          18         22,139
                                                                                                         --------

    INDUSTRIAL CONGLOMERATES 1.1%
    General Electric Co. ............................................     United States        300         13,800
    Tyco International Ltd. .........................................        Bermuda           200         12,320
                                                                                                         --------
                                                                                                           26,120
                                                                                                         --------

    INSURANCE 2.3%
    Ergo Versicherungsgruppe AG .....................................        Germany           145         21,507
    Renaissance Holdings Ltd. .......................................        Bermuda           200         15,030
    St. Paul Cos. Inc. ..............................................     United States        400         19,208
                                                                                                         --------
                                                                                                           55,745
                                                                                                         --------

(*) INTERNET & CATALOG RETAIL .4%
    eBay Inc. .......................................................     United States        200          9,875
                                                                                                         --------

    IT CONSULTING & SERVICES .9%
    Altran Technologies SA ..........................................        France            310         22,702
                                                                                                         --------

    MACHINERY .5%
    Tomra Systems ASA ...............................................        Norway            750         13,577
                                                                                                         --------

(*) MEDIA 1.6%
    AOL Time Warner Inc. ............................................     United States        300         15,768
    Clear Channel Communications Inc. ...............................     United States        200         13,042
    Lamar Advertising Co., A ........................................     United States        250         11,828
                                                                                                         --------
                                                                                                           40,638
                                                                                                         --------

    MULTILINE RETAIL .9%
    Costco Wholesale Corp. ..........................................     United States        500         23,125
                                                                                                         --------

    MULTI-UTILITIES 1.0%
    Enron Corp. .....................................................     United States        300         24,000
                                                                                                         --------

    OIL & GAS .5%
    Anadarko Petroleum Corp. ........................................     United States        200         11,380
                                                                                                         --------

    PHARMACEUTICALS 1.2%
    Eli Lilly & Co. .................................................     United States        200         15,760
    Pfizer Inc. .....................................................     United States        300         13,545
                                                                                                         --------
                                                                                                           29,305
                                                                                                         --------

    FRANKLIN GLOBAL TRUST
    STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED) (CONT.)

    FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                   COUNTRY          SHARES         VALUE
    ---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.5%
    Aixtron AG ......................................................        Germany           210         $ 21,677
    Stmicroelectronics NV ...........................................        France            320           15,266
                                                                                                           --------
                                                                                                             36,943
                                                                                                           --------

(*) SOFTWARE 3.9%
    Actuate Corp. ...................................................     United States        500           11,492
    Baltimore Technologies PLC ......................................    United Kingdom      4,060           24,677
    Informatica Corp. ...............................................     United States        400           12,350
    Manugistics Group Inc. ..........................................     United States        250           12,691
    Precise Software Solutions Ltd. .................................        Israel            500           14,563
    Siebel Systems Inc. .............................................     United States        300           19,894
                                                                                                           --------
                                                                                                             95,667
                                                                                                           --------

    SPECIALTY RETAIL .3%
    Castorama Dubois Investissements SA .............................        France             30            6,807
                                                                                                           --------

(*) WIRELESS TELECOMMUNICATION SERVICES .5%
    China Mobile (Hong Kong) Ltd. ...................................         China          2,000           12,771
                                                                                                           --------
    TOTAL COMMON STOCKS (COST $831,265)                                                                     852,750
                                                                                                           --------

                                                                                             PRINCIPAL
                                                                                              AMOUNT**
    SHORT TERM INVESTMENTS 69.5%
    Franklin Institutional Fiduciary Trust Money Market Portfolio ......  United States       $ 625,548        625,548
    U.S. Treasury Bills, 4.775% to 4.950%, with maturities to 5/24/01 ..  United States       1,097,000      1,082,220
                                                                                                            ----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,707,601) .....................                                     1,707,768
                                                                                                            ----------
    TOTAL INVESTMENTS (COST $2,538,866) 104.2% .........................                                     2,560,518
    OTHER ASSETS, LESS LIABILITIES (4.2%) ..............................                                      (104,432)
                                                                                                            ----------
    TOTAL NET ASSETS 100.0% ............................................                                    $2,456,086
                                                                                                            ==========


*   Non-income producing securities.
**  Securities demoninated in U.S. dollars.


22                      SEE NOTES TO FINANCIAL STATEMENTS.

FRANKLIN GLOBAL TRUST
Financial Highlights

                                                                             CLASS A
                                                                             -------
                                                                           PERIOD ENDED
                                                                          JANUARY 31, 2001+
                                                                           (UNAUDITED)
                                                                           -----------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period ................................        $10.00
                                                                             ------
Net investment income from investment operations ....................           .02
                                                                             ------
Net asset value, end of period ......................................        $10.02
                                                                             ======
Total Return** ......................................................           .20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...................................        $3,549
Ratios to average net assets:
 Expenses ...........................................................          1.72%*
 Expenses, excluding waiver and payments by affiliate................         10.25%*
 Net investment income ..............................................          1.89%*
Portfolio turnover rate .............................................           .65%

*Annualized.
**Total return does not reflect sales commissions and is not annualized. +For the period December 29, 2000 (effective date) to January 31, 2001. ++Based on average weighted shares outstanding.

FRANKLIN GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                                       CLASS B
                                                                                       -------
                                                                                     PERIOD ENDED
                                                                                   JANUARY 31, 2001+
                                                                                     (UNAUDITED)
                                                                                     -----------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period .........................................        $10.00
                                                                                       ------
Income from investment operations:
 Net investment income .......................................................            .02
 Net realized and unrealized losses ..........................................           (.01)
                                                                                       ------
Total from investment operations .............................................            .01
                                                                                       ------
Net asset value, end of period ...............................................         $10.01
                                                                                       ======

Total Return** ...............................................................            .10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................................         $  276
Ratios to average net assets:
 Expenses ....................................................................           1.48%*
 Expenses, excluding waiver and payments by affiliate ........................          10.02%*
 Net investment income .......................................................           2.73%*
Portfolio turnover rate ......................................................            .65%


*Annualized.
**Total return does not reflect the contingent deferred sales charge and is not annualized.
+For the period December 29, 2000 (effective date) to January 31, 2001.
++Based on average weighted shares outstanding.

FRANKLIN GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN GLOBAL GROWTH FUND (CONT.)


                                                                          CLASS C
                                                                          -------
                                                                        PERIOD ENDED
                                                                      JANUARY 31, 2001+
                                                                        (UNAUDITED)
                                                                        -----------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)

Net asset value, beginning of period .............................       $10.00
                                                                         ------
Income from investment operations:
 Net investment income ...........................................          .02
 Net realized and unrealized losses ..............................         (.01)
                                                                         ------
Total from investment operations .................................          .01
                                                                         ------
Net asset value, end of period ...................................       $10.01
                                                                         ======
Total Return** ...................................................          .10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................       $  282
Ratios to average net assets:
 Expenses ........................................................         1.52%*
 Expenses, excluding waiver and payments by affiliate ............        10.06%*
 Net investment income ...........................................         2.66%*
Portfolio turnover rate ..........................................          .65%

*Annualized.
**Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
+For the period December 29, 2000 (effective date) to January 31, 2001. ++Based on average weighted shares outstanding.

FRANKLIN GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                      ADVISOR CLASS
                                                                      -------------
                                                                       PERIOD ENDED
                                                                     JANUARY 31, 2001+
                                                                       (UNAUDITED)
                                                                       -----------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period ............................        $10.00
                                                                         ------
Net investment income from investment operations ................           .02
                                                                         ------
Net asset value, end of period ..................................        $10.02
                                                                         ======
Total Return** ..................................................           .20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............................        $  257
Ratios to average net assets:
 Expenses .......................................................          1.38%*
 Expenses, excluding waiver and payments by affiliate                      9.91%*
 Net investment income ..........................................          2.82%*
Portfolio turnover rate .........................................           .65%



*Annualized.
**Total return is not annualized.
+For the period December 29, 2000 (effective date) to January 31, 2001. ++Based on average weighted shares outstanding.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED)

FRANKLIN GLOBAL GROWTH FUND                                              COUNTRY           SHARES        VALUE
---------------------------------------------------------------------------------------------------------------
 COMMON STOCKS 92.4%
 AEROSPACE & DEFENSE 1.2%
 United Technologies Corp. ...................................         United States          700      $ 52,486
                                                                                                       --------
 AIR FREIGHT & COURIERS 1.7%
 Exel PLC ....................................................        United Kingdom        2,700        38,108
 United Parcel Service Inc., B ...............................         United States          600        37,140
                                                                                                       --------
                                                                                                         75,248
                                                                                                       --------
 AUTOMOBILES .8%
 Bayerische Motorenwerke AG ..................................            Germany           1,000        35,152
                                                                                                       --------
 BANKS 7.2%
 Allied Irish Banks PLC ......................................        Irish Republic        3,400        41,768
 Banco Bilbao Vizcaya Argentaria SA ..........................             Spain            2,500        39,988
 Banco Popular Espanol SA ....................................             Spain            1,100        37,440
 DBS Group Holdings Ltd. .....................................           Singapore          1,500        16,861
 HSBC Holdings PLC ...........................................           Hong Kong          1,200        18,694
 Julius Baer Holdings AG, B ..................................          Switzerland             7        37,342
 Royal Bank of Scotland Group PLC ............................        United Kingdom        1,500        35,242
 Skandinaviska Enskilda Banken, A ............................             Sweden           3,200        39,954
 Unicredito Italiano SpA .....................................             Italy            9,000        46,953
                                                                                                       --------
                                                                                                        314,242
                                                                                                       --------

 COMMERCIAL SERVICES & SUPPLIES 1.9%
 Adecco SA ...................................................          Switzerland            30        20,073
*Corinthian Colleges Inc. ....................................        United States           300        11,906
 ISS A/S .....................................................            Denmark             700        49,719
                                                                                                       --------
                                                                                                         81,698
                                                                                                       --------


 COMMUNICATIONS EQUIPMENT 9.7%
 Alcatel SA ..................................................            France            1,500        88,926
*Cisco Systems Inc. ..........................................        United States         1,600        59,900
*Comverse Technology Inc. ....................................        United States           200        22,662
 Corning Inc. ................................................        United States           600        34,026
*JDS Uniphase Corp. ..........................................        United States         1,700        93,181
 Nokia Corp. .................................................            Finland             700        24,606
 Nortel Networks Corp. .......................................            Canada            2,600        99,398
                                                                                                       --------
                                                                                                        422,699
                                                                                                       --------
*COMPUTERS & PERIPHERALS 2.3%
 EMC Corp. ...................................................        United States         1,300        98,787
                                                                                                       --------
 DIVERSIFIED FINANCIALS 7.6%
 Amvescap PLC ................................................        United Kingdom        2,000        44,943
 Citigroup Inc. ..............................................        United States         1,400        78,358
 JP Morgan Chase & Co. .......................................        United States         1,700        93,483
 Morgan Stanley Dean Witter & Co. ............................        United States           900        76,275
 Nomura Securities Co. Ltd. ..................................             Japan            2,000        37,150
                                                                                                       --------
                                                                                                        330,209
                                                                                                       --------

FRANKLIN GLOBAL TRUST

 FRANKLIN GLOBAL GROWTH FUND                                               COUNTRY          SHARES         VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
 DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
 Broadwing Inc. ................................................       United States        1,700       $ 47,736
*COLT Telecom Group PLC ........................................      United Kingdom        2,000         56,018
                                                                                                        --------
                                                                                                         103,754
                                                                                                        --------
 ELECTRICAL EQUIPMENT .5%
 Vesta Wind Systems AS .........................................          Denmark             400         24,324

 ELECTRONIC EQUIPMENT & INSTRUMENTS 3.2%
*Flextronics International Ltd. ................................         Singapore          1,200         45,750
 Keyence Corp. .................................................           Japan              200         49,189
*Solectron Corp. ...............................................       United States        1,100         43,835
                                                                                                         138,774
                                                                                                        --------
 ENERGY EQUIPMENT & SERVICES 4.0%
 Coflexip SA ...................................................          France              300         43,215
 Schlumberger Ltd. .............................................       United States          600         46,080
 Transocean Sedco Forex Inc. ...................................       United States        1,900         86,355
                                                                                                        --------
                                                                                                         175,650
                                                                                                        --------
 FOOD & DRUG RETAILING 2.1%
 CVS Corp. .....................................................       United States          800         47,360
 Tesco PLC .....................................................      United Kingdom        6,800         23,920
 Woolworths Ltd. ...............................................         Australia          4,500         19,372
                                                                                                        --------
                                                                                                          90,652
                                                                                                        --------
 HEALTH CARE EQUIPMENT & SUPPLIES  1.0%
 Medtronic Inc. ................................................       United States          800         43,200
                                                                                                        --------
 HOTELS RESTAURANTS & LEISURE 1.2%
 Accor SA ......................................................          France              400         18,301
 Granada Compass PLC ...........................................      United Kingdom        3,500         35,132
                                                                                                        --------
                                                                                                          53,433
                                                                                                        --------
 HOUSEHOLD DURABLES 2.4%
 Koninklijke Philips Electronics NV ............................        Netherlands         1,300         50,001
 Pioneer Corp. .................................................           Japan            2,000         56,413
                                                                                                        --------
                                                                                                         106,414
                                                                                                        --------
 INDUSTRIAL CONGLOMERATES 3.7%
 General Electric Co. ..........................................       United States        1,500         69,000
 Tyco International Ltd. .......................................          Bermuda           1,500         92,400
                                                                                                        --------
                                                                                                         161,400
                                                                                                        --------

 INSURANCE 7.6%
 American International Group Inc. .............................       United States        1,400        119,028
 Ergo Versicherungsgruppe AG ...................................          Germany             200         29,665
 Marsh & McLennan Cos. Inc. ....................................       United States          800         86,520
 St. Paul Cos. Inc. ............................................       United States        2,000         96,040
                                                                                                        --------
                                                                                                         331,253

FRANKLIN GLOBAL TRUST

 FRANKLIN GLOBAL GROWTH FUND                                              COUNTRY           SHARES       VALUE
---------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 MEDIA 5.6%
*AOL Time Warner Inc.                                                  United States          300      $ 15,768
*Clear Channel Communications Inc.                                     United States          900        58,689
 Grupo Televisa SA de CV, GDR                                             Mexico              900        48,150
 Reed International PLC                                               United Kingdom        3,800        37,116
*Viacom Inc., B                                                        United States        1,500        82,800
                                                                                                       --------
                                                                                                        242,523

 MULTILINE RETAIL 3.0%
 Costco Wholesale Corp.                                                United States        1,200        55,500
 Metro AG                                                                 Germany             500        24,411
 Target Corp.                                                          United States        1,300        49,374
                                                                                                       --------
                                                                                                        129,285
                                                                                                       --------
 MULTI-UTILITIES .2%
 Enron Corp.                                                           United States          100         8,000
                                                                                                       --------
 OFFICE ELECTRONICS .9%
 Canon Inc.                                                                Japan            1,000        37,321
                                                                                                       --------
 OIL & GAS 1.9%
 Anadarko Petroleum Corp.                                              United States          700        39,830
 Total Fina Elf SA, B                                                     France              300        44,219
                                                                                                       --------
                                                                                                         84,049
                                                                                                       --------
 PHARMACEUTICALS 11.9%
 Eli Lilly & Co.                                                       United States        1,000        78,800
*Glaxosmithkline PLC                                                  United Kingdom        1,400        36,635
 Johnson & Johnson                                                     United States          800        74,504
 Merck & Co. Inc.                                                      United States        1,100        90,398
 Pfizer Inc.                                                           United States        2,100        94,815
 Sanofi Synthelabo SA                                                     France            1,000        57,564
 Schering AG                                                              Germany             600        31,414
 Takeda Chemical Industries Ltd.                                           Japan            1,000        53,145
                                                                                                       --------
                                                                                                        517,275
                                                                                                       --------

 REAL ESTATE .6%
 Cheung Kong Holdings Ltd.                                               Hong Kong          2,000        26,542
                                                                                                       --------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 3.0%
 Intel Corp.                                                           United States          800        29,600
 Rohm Co. Ltd.                                                             Japan              300        59,853
 Stmicroelectronics NV                                                    France              900        42,936
                                                                                                       --------
                                                                                                        132,389
                                                                                                       --------
*SOFTWARE 3.1%
 Mercury Interactive Corp.                                             United States          500        43,438
 Oracle Corp.                                                          United States        1,600        46,600
 Siebel Systems Inc.                                                   United States          700        46,419
                                                                                                       --------
                                                                                                        136,457

FRANKLIN GLOBAL TRUST

 FRANKLIN GLOBAL GROWTH FUND                                                 COUNTRY     SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 SPECIALTY RETAIL .4%
 Fast Retailing Co. Ltd. ............................................         Japan        100        $   17,191
                                                                                                      ----------
 WIRELESS TELECOMMUNICATION SERVICES 1.3%
*China Mobile (Hong Kong) Ltd. ......................................         China      3,000            19,156
 NTT DoCoMo Inc. ....................................................         Japan          2            38,526
                                                                                                      ----------
                                                                                                          57,682
                                                                                                      ----------
 TOTAL COMMON STOCKS (COST $4,026,019)                                                                 4,028,089
                                                                                                      ----------
 PREFERRED STOCKS (COST $24,189) .5%
 Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ..............        Brazil        300            23,547
                                                                                                      ----------

                                                                                         PRINCIPAL
                                                                                         AMOUNT**
                                                                                         --------
 SHORT TERM INVESTMENTS 54.2%

 Franklin Institutional Fiduciary Trust Money
 Market Portfolio ...................................................    United States   $1,091,012     1,091,012
 U.S. Treasury Bills, 4.775% to 4.950%,
 with maturities to 5/24/01 .........................................    United States    1,293,000     1,275,529
                                                                                                      -----------
 TOTAL SHORT TERM INVESTMENTS (COST $2,366,348) .....................                                   2,366,541
                                                                                                      -----------
 TOTAL INVESTMENTS (COST $6,416,556) 147.1% .........................                                   6,418,177
 OTHER ASSETS, LESS LIABILITIES (47.1%) .............................                                  (2,054,133)
                                                                                                      -----------
 TOTAL NET ASSETS 100.0% ............................................                                 $ 4,364,044
                                                                                                      ===========



*Non-income producing securities.
**Securities denominated in U.S. dollars.



                       See notes to financial statements.

FRANKLIN GLOBAL TRUST

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)

                                                                               FRANKLIN           FRANKLIN
                                                                           GLOBAL AGGRESSIVE       GLOBAL
                                                                              GROWTH FUND        GROWTH FUND
                                                                           ---------------------------------
Assets:
 Investments in securities:
   Cost ..............................................................        $2,538,866          $6,416,556
                                                                              ------------------------------
   Value .............................................................         2,560,518           6,418,177
 Cash ................................................................             1,133              17,197
 Receivables:
   Investment securities sold ........................................               185              26,411
   Capital shares sold ...............................................            10,473              21,255
   Dividends and interest ............................................               --                   57
   From affiliates ...................................................            26,360              26,067
   Unamortized offering costs ........................................            88,712              88,712
                                                                              ------------------------------
     Total assets ....................................................         2,687,381           6,597,876
                                                                              ------------------------------
Liabilities:
 Payables:
   Offering and registration expense .................................            97,530              97,530
   Investment securities purchased ...................................            65,820           2,116,502
   Capital shares redeemed ...........................................            48,145                 --
Accrued expenses .....................................................            19,800              19,800
                                                                              ------------------------------
     Total liabilities ...............................................           231,295           2,233,832
                                                                              ------------------------------
Net assets, at value .................................................        $2,456,086          $4,364,044
                                                                              ==============================
Net assets consist of:
 Undistributed net investment income .................................        $    4,176          $    6,582
 Net unrealized appreciation (depreciation) ..........................            21,652              (2,301)
 Accumulated net realized gain (loss) ................................               745                (791)
 Capital shares ......................................................         2,429,513           4,360,554
                                                                              ------------------------------
Net assets, at value .................................................        $2,456,086          $4,364,044
                                                                              ==============================



                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JANUARY 31, 2001 (UNAUDITED)

                                                                                   FRANKLIN             FRANKLIN
                                                                               GLOBAL AGGRESSIVE         GLOBAL
                                                                                  GROWTH FUND          GROWTH FUND
                                                                               -----------------------------------
CLASS A:
 Net assets, at value .....................................................       $1,652,751            $3,548,805
                                                                                 =================================
 Shares outstanding .......................................................          163,337               354,316
                                                                                 =================================
 Net asset value per share ................................................           $10.12                $10.02
                                                                                 =================================
 Maximum offering price per share (Net asset value per share / 94.25%) ....           $10.74                $10.63
                                                                                 =================================
CLASS B:
 Net asset, at value ......................................................       $  261,133            $  275,924
                                                                                 =================================
 Shares outstanding .......................................................           25,798                27,552
                                                                                 =================================
 Net asset value per share* ...............................................           $10.12                $10.01
                                                                                 =================================
CLASS C:
 Net assets, at value .....................................................       $  279,278            $  282,321
                                                                                 =================================
 Shares outstanding .......................................................           27,593                28,191
                                                                                 =================================
 Net asset value per share* ...............................................           $10.12                $10.01
                                                                                 =================================
 Maximum offering price per share (Net asset value per share / 99.00%) ....           $10.22                $10.11
                                                                                 =================================
ADVISOR CLASS:
 Net assets, at value .....................................................       $  262,924            $  256,994
                                                                                 =================================
 Shares outstanding .......................................................           25,974                25,659
                                                                                 =================================
 Net asset value per share ................................................           $10.12                $10.02
                                                                                 =================================



*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.
32

FRANKLIN GLOBAL TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 29, 2000 (EFFECTIVE DATE) TO JANUARY 31, 2001
(UNAUDITED)

                                                                                    FRANKLIN         FRANKLIN
                                                                               GLOBAL AGGRESSIVE      GLOBAL
                                                                                   GROWTH FUND      GROWTH FUND
                                                                               --------------------------------
Investment Income:
 Dividends* ...................................................................      $   724        $  1,314
 Interest .....................................................................        5,710          10,602
                                                                                    ------------------------
     Total investment income ..................................................        6,434          11,916
                                                                                    ------------------------
Expenses:
 Management fees (Note 3) .....................................................        1,100           2,501
 Administrative fees (Note 3) .................................................          285             641
 Distribution fees (Note 3)
  Class A .....................................................................          275             874
  Class B .....................................................................            9              22
  Class C .....................................................................           25              30
 Custodian fees ...............................................................           21              63
 Reports to shareholders ......................................................        5,009           5,061
 Registration and filing fees .................................................          835             633
 Professional fees ............................................................       10,435          10,543
 Amortization of offering costs ...............................................        8,818           8,818
 Other ........................................................................        3,500           3,500
                                                                                    ------------------------
    Total expenses ............................................................       30,312          32,686
    Expenses waived/paid by affiliate (Note 3) ................................      (28,054)        (27,352)
                                                                                    ------------------------
      Net expenses ............................................................        2,258           5,334
                                                                                    ------------------------
      Net investment income ...................................................        4,176           6,582
                                                                                    ------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................................          --           (1,525)
  Foreign currency transactions ...............................................          745             734
                                                                                    ------------------------
   Net realized gain (loss) ...................................................          745            (791)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                         21,652           1,621
  Translation of assets and liabilities denominated in foreign currencies .....          --           (3,922)
                                                                                    ------------------------
  Net unrealized appreciation (depreciation) ..................................       21,652          (2,301)
                                                                                    ------------------------
Net realized and unrealized gain (loss) .......................................       22,397          (3,092)
                                                                                    ------------------------
Net increase in net assets resulting from operations ..........................     $ 26,573        $  3,490
                                                                                    ========================


*Net of foreign taxes of $9 for the Franklin Global Growth Fund.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 29, 2000 (EFFECTIVE DATE) TO JANUARY 31, 2001
(UNAUDITED)

                                                                                   FRANKLIN            FRANKLIN
                                                                               GLOBAL AGGRESSIVE        GLOBAL
                                                                                   GROWTH FUND        GROWTH FUND
                                                                               ----------------------------------
                                                                                      2001                2001
                                                                               ----------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ..................................................       $    4,176          $    6,582
   Net realized gain (loss) from investments and foreign
   currency transactions ..................................................              745                (791)
   Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies .....................................................           21,652              (2,301)
                                                                                  ------------------------------
     Net increase in net assets resulting from operations .................           26,573               3,490

 Capital share transactions (Note 2):
  Class A .................................................................        1,623,241           3,533,873
  Class B .................................................................          245,500             263,000
  Class C .................................................................          263,523             269,581
  Advisor Class ...........................................................          247,249             244,100
                                                                                  ------------------------------
 Total capital share transactions .........................................        2,379,513           4,310,554

     Net increase in net assets ...........................................        2,406,086           4,314,044
Net assets:
 Beginning of period ......................................................           50,000              50,000
                                                                                  ------------------------------
 End of period ............................................................       $2,456,086          $4,364,044
                                                                                  ==============================
Undistributed net investment income included in net assets:
 End of period ............................................................       $    4,176          $    6,582
                                                                                  ==============================


                       See notes to financial statements.

FRANKLIN GLOBAL TRUST

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two Funds. The Funds and their investment policies are:

Franklin Global Aggressive Growth Fund - Seeks to achieve long term capital appreciation by investing in primarily equity securities of companies in any nation that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential.

Franklin Global Growth Fund - Seeks to achieve long-term capital appreciation by investing in primarily equity securities of large and mid cap growth companies located throughout the world.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or Nasdaq are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign securities they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN GLOBAL TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e. UNAMORTIZED OFFERING COSTS:

Offering costs are amortized on a straight line basis over twelve months.

2. BENEFICIAL SHARES

The Funds offer four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At January 31, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                         FRANKLIN GLOBAL               FRANKLIN GLOBAL
                                                      AGGRESSIVE GROWTH FUND             GROWTH FUND
                                                      ----------------------------------------------------
CLASS A SHARES:                                        SHARES        AMOUNT          SHARES       AMOUNT
                                                      ----------------------------------------------------
Period ended January 31, 2001*
Shares sold ...................................       166,947     $1,672,421        353,066     $3,533,873
Shares redeemed ...............................        (4,860)       (49,180)            --             --
                                                      ----------------------------------------------------
Net increase ..................................       162,087     $1,623,241        353,066     $3,533,873
                                                      ====================================================

                                                         FRANKLIN GLOBAL               FRANKLIN GLOBAL
                                                      AGGRESSIVE GROWTH FUND             GROWTH FUND
                                                      ---------------------------------------------------
CLASS B SHARES:                                        SHARES       AMOUNT           SHARES        AMOUNT
                                                      ---------------------------------------------------
Period ended January 31, 2001*
Shares sold ...................................        24,548      $245,500          26,302      $263,000
                                                      ---------------------------------------------------
Net increase ..................................        24,548      $245,500          26,302      $263,000
                                                      ===================================================

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


2. BENEFICIAL SHARES (CONT.)

                                                                    FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                                AGGRESSIVE GROWTH FUND         GROWTH FUND
                                                                ----------------------------------------------
CLASS C SHARES:                                                  SHARES      AMOUNT         SHARES     AMOUNT
                                                                ----------------------------------------------
Period ended January 31, 2001*
Shares sold ..............................................       26,343     $263,523        26,941    $269,581
                                                                ----------------------------------------------
Net increase .............................................       26,343     $263,523        26,941    $269,581
                                                                ==============================================

                                                                    FRANKLIN GLOBAL        FRANKLIN GLOBAL
                                                                AGGRESSIVE GROWTH FUND       GROWTH FUND
                                                                ----------------------------------------------
ADVISOR CLASS SHARES:                                            SHARES     AMOUNT         SHARES     AMOUNT
                                                                ----------------------------------------------
Period ended January 31, 2001*
Shares sold ..............................................       24,923     $249,258        24,409    $244,100
Shares redeemed ..........................................         (199)      (2,009)           --          --
                                                                ----------------------------------------------
Net increase .............................................       24,724     $247,249        24,409    $244,100
                                                                ==============================================


*Effective date was December 29, 2000.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

   ENTITY                                                     AFFILIATION
   -----------------------------------------------------------------------------
   Franklin Templeton Services, LLC (FT Services)         Administrative manager
   Franklin/Templeton Distributors, Inc. (Distributors)   Principal underwriter
   Franklin Advisers, Inc. (Advisers)                     Investment manager
   Franklin/Templeton Investor Services LLC (FTIS)        Transfer agent


The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Franklin Advisers, Inc., an affiliate of Franklin Resources. The Funds earned dividend income from the investment in the Sweep Money Fund as follows:

      FRANKLIN GLOBAL                   FRANKLIN GLOBAL
  AGGRESSIVE GROWTH FUND                  GROWTH FUND
-------------------------------------------------------
              $701                           $1,222


The Funds pay an investment management fee to Advisers based on the average daily net assets of each Fund as follows:


  ANNUALIZED
  FEE RATE       AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------
   0.80%         First $500 million
   0.70%         Over $500 million, up to and including $1.0 billion
   0.65%         Over $1.0 billion, up to and including $1.5 billion


Fees are further reduced on net assets over $1.5 billion.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

Management fees were reduced on assets invested in the Sweep Money Fund.

Under a subadvisory agreement, Fiduciary International, Inc. provides subadvisory services to the Funds and receives from Advisers fees based on the average daily net assets of each Fund.

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each Fund.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively.

Distributors received/paid net commissions from sales of Funds' shares and received contingent deferred sales charges for the period ended January 31, 2001 as follows:

                                         FRANKLIN               FRANKLIN
                                     GLOBAL AGGRESSIVE           GLOBAL
                                        GROWTH FUND            GROWTH FUND
                                     -------------------------------------
        Total commissions
         received/(paid) .......           ($132)                 $363
        Contingent deferred
         sales charges .........             --                     --


The manager and administrator have agreed in advance to waive or limit their respective fees and assume as their own expense certain expense otherwise payable by the Funds so that total annual Fund operating expenses do not exceed 1.75% for Class A, 2.40% for Class B, 2.40% for Class C, and 1.40% for Advisor Class for the current fiscal year. After July 31, 2002, the manager and administrator may end this arrangement at any time.

4. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At January 31, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                                FRANKLIN            FRANKLIN
                                           GLOBAL AGGRESSIVE         GLOBAL
                                              GROWTH FUND          GROWTH FUND
                                           -----------------------------------
        Unrealized appreciation .......        $ 32,679             $74,347
        Unrealized depreciation .......         (11,027)            (72,726)
                                           -----------------------------------
        Net unrealized appreciation ...        $ 21,652             $  1,621
                                           ===================================

FRANKLIN GLOBAL TRUST

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2001 were as follows:

                                    FRANKLIN               FRANKLIN
                                GLOBAL AGGRESSIVE           GLOBAL
                                   GROWTH FUND           GROWTH FUND
                                ------------------------------------
        Purchases .........        $831,265               $4,078,143
        Sales .............        $     --               $   26,411

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